RETIREMENT BENEFITS - Discount Rate and Expected Rate of Return (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension and Postretirement Plan | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets during period (as a percent)	5.00%	5.60%	5.60%	5.80%		6.70%	6.70%
Actual rate of return (as a percent)					5.14%	12.84%	15.20%
VEBA Trust
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets during period (as a percent)					1.50%	3.00%	3.00%
VEBA Trust | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets during period (as a percent)					1.50%	3.00%	3.00%
Actual rate of return (as a percent)					1.52%	2.11%
Minimum | VEBA Trust | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual rate of return (as a percent)							1.91%
Maximum | VEBA Trust | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Actual rate of return (as a percent)							2.76%